Performance Management - Prospectus Summary	Oct. 31, 2025
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Large Company Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index1 | Average Annual Return, Label [Optional Text]	[1]	S&P 500® Index1
S&P 500® Index1 | Average Annual Return, Percent			17.88%	14.42%	14.82%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			17.76%	14.33%	14.75%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			17.45%	13.31%	13.84%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.71%	11.24%	12.13%
[1]	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. LARGE COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(19.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. LARGE COMPANY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the

Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year.
Bar Chart [Heading]	U.S. Large Company Portfolio Institutional Class Shares1 —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. LARGE COMPANY PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index2 | Average Annual Return, Label [Optional Text]	[1],[2]	S&P 500® Index2
S&P 500® Index2 | Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
Institutional Class | Average Annual Return, Label [Optional Text]	[2]	Return Before Taxes
Institutional Class | Average Annual Return, Percent	[2]		17.76%	14.33%	14.75%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent	[2]		17.45%	13.31%	13.84%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	[2]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent	[2]		10.71%	11.24%	12.13%
[1]	Copyright® 2025 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.
[2]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)	[1]
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. LARGE COMPANY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.55%	[1]
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(19.61%)	[1]
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA INTERNATIONAL VALUE PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA International Value Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Value Index (net dividends)
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Percent		42.23%	13.94%	9.16%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		45.21%	15.93%	10.33%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		43.56%	14.78%	9.29%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		27.58%	12.56%	8.17%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA INTERNATIONAL VALUE PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.20%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA TWO-YEAR FIXED INCOME PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Two-Year Fixed Income Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA TWO-YEAR FIXED INCOME PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year US Corporate & Government Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year US Corporate & Government Index1
ICE BofA 1-3 Year US Corporate & Government Index1 | Average Annual Return, Percent			5.31%	1.97%	2.10%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			4.34%	2.13%	1.74%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.60%	0.99%	0.89%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.55%	1.13%	0.96%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA TWO-YEAR FIXED INCOME PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.43%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.33%)
Lowest Quarterly Return, Date	Mar. 31, 2022
DFA TWO-YEAR GOVERNMENT PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA Two-Year Government Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA TWO-YEAR GOVERNMENT PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA 1-3 Year US Treasury & Agency Index1 | Average Annual Return, Label [Optional Text]	[1]	ICE BofA 1-3 Year US Treasury & Agency Index1
ICE BofA 1-3 Year US Treasury & Agency Index1 | Average Annual Return, Percent			5.09%	1.79%	1.85%
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			4.19%	2.11%	1.56%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			2.51%	1.03%	0.79%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.46%	1.15%	0.86%
[1]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA TWO-YEAR GOVERNMENT PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.39%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(2.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
GLOBAL EQUITY PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Global Equity Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - GLOBAL EQUITY PORTFOLIO		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI All Country World IMI Index (net dividends)
MSCI All Country World IMI Index (net dividends) | Average Annual Return, Percent		22.06%	10.75%	11.45%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		20.17%	11.94%	11.93%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		19.29%	10.89%	11.08%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.52%	9.30%	9.68%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
GLOBAL EQUITY PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	21.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(25.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GLOBAL ALLOCATION 60/40 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Additional Market Index [Text]	The Global 60/40 Composite Index is an unmanaged hypothetical index composed of 60% S&P Global BMI Index (net dividends) and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD).
Bar Chart [Heading]	Global Allocation 60/40 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - GLOBAL ALLOCATION 60/40 PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global 60/40 Composite Index1 | Average Annual Return, Label [Optional Text]	[1]	Global 60/40 Composite Index1
Global 60/40 Composite Index1 | Average Annual Return, Percent			14.93%	7.34%	7.79%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-3 Year Global Government Index (hedged to USD)2
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			14.06%	7.74%	8.35%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			11.59%	6.03%	7.07%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.56%	5.70%	6.42%
[1]	The Global 60/40 Composite Index is an unmanaged hypothetical index composed of 60% S&P Global BMI Index (net dividends) and 40% ICE BofA 1-3 Year Global Government Index (hedged to USD).
[2]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
GLOBAL ALLOCATION 60/40 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	13.84%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(15.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
GLOBAL ALLOCATION 25/75 PORTFOLIO
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of additional indexes with similar investment universes of the Portfolio, or certain portions of the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Additional Market Index [Text]	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).
Bar Chart [Heading]	Global Allocation 25/75 Portfolio Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - GLOBAL ALLOCATION 25/75 PORTFOLIO			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global 25/75 Composite Index1 | Average Annual Return, Label [Optional Text]	[1]	Global 25/75 Composite Index1
Global 25/75 Composite Index1 | Average Annual Return, Percent			8.98%	4.41%	4.52%
S&P Global BMI Index (net dividends) | Average Annual Return, Label [Optional Text]		S&P Global BMI Index (net dividends)
S&P Global BMI Index (net dividends) | Average Annual Return, Percent			21.96%	10.50%	11.28%
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Label [Optional Text]	[2]	ICE BofA 1-3 Year Global Government Index (hedged to USD)2
ICE BofA 1-3 Year Global Government Index (hedged to USD)2 | Average Annual Return, Percent			4.84%	2.23%	2.09%
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index (hedged to USD)
Bloomberg Global Aggregate Bond Index (hedged to USD) | Average Annual Return, Percent			4.86%	0.34%	2.39%
Institutional Class | Average Annual Return, Label [Optional Text]		Return Before Taxes
Institutional Class | Average Annual Return, Percent			8.67%	4.30%	4.80%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent			6.71%	2.78%	3.62%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent			5.64%	2.88%	3.40%
[1]	The Global 25/75 Composite Index is an unmanaged hypothetical index composed of 25% S&P Global BMI Index (net dividends) and 75% ICE BofA 1-3 Year Global Government Index (hedged to USD).
[2]

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
GLOBAL ALLOCATION 25/75 PORTFOLIO | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	6.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(6.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
U.S. LARGE CAP VALUE PORTFOLIO III
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	U.S. Large Cap Value Portfolio III Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - U.S. LARGE CAP VALUE PORTFOLIO III		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index | Average Annual Return, Label [Optional Text]	Russell 1000® Value Index
Russell 1000® Value Index | Average Annual Return, Percent		15.91%	11.33%	10.53%
Russell 1000® Index | Average Annual Return, Label [Optional Text]	Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent		17.37%	13.59%	14.59%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		16.43%	12.13%	10.77%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		15.91%	11.00%	9.42%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		10.05%	9.45%	8.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
U.S. LARGE CAP VALUE PORTFOLIO III | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	18.50%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020
DFA INTERNATIONAL VALUE PORTFOLIO III
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	DFA International Value Portfolio III Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - DFA INTERNATIONAL VALUE PORTFOLIO III		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Value Index (net dividends)
MSCI World ex USA Value Index (net dividends) | Average Annual Return, Percent		42.23%	13.94%	9.16%
MSCI World ex USA Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI World ex USA Index (net dividends)
MSCI World ex USA Index (net dividends) | Average Annual Return, Percent		31.85%	9.46%	8.55%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		45.26%	15.99%	10.45%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		43.57%	14.84%	9.42%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		27.65%	12.62%	8.28%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
DFA INTERNATIONAL VALUE PORTFOLIO III | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	22.17%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(31.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
EMERGING MARKETS PORTFOLIO II
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Bar Chart [Heading]	Emerging Markets Portfolio II Institutional Class Shares —Total Returns
Performance Table Heading	Annualized Returns (%)
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - EMERGING MARKETS PORTFOLIO II		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Label [Optional Text]	MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (net dividends) | Average Annual Return, Percent		33.57%	4.20%	8.42%
Institutional Class | Average Annual Return, Label [Optional Text]	Return Before Taxes
Institutional Class | Average Annual Return, Percent		33.59%	6.60%	9.25%
Institutional Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Institutional Class | After Taxes on Distributions | Average Annual Return, Percent		31.08%	4.46%	7.21%
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Portfolio Shares
Institutional Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		21.54%	4.68%	7.01%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes on sales)
Performance Availability Website Address [Text]	https://www.dimensional.com/us-en/funds
EMERGING MARKETS PORTFOLIO II | Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	20.32%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(27.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.